As filed with the Securities and Exchange Commission on February 10, 2016

Securities Act Registration No. 33-55441

Investment Company Act Registration No. 811-07215

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 45 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 46 (X)

Check appropriate box or boxes

Prudential Investment Portfolios, Inc. 17

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

     on (            ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (            ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (            ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 10th day of February, 2016.

Prudential Investment Portfolios, Inc. 17

*

Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Director

Ellen S. Alberding

*	Director

Kevin J. Bannon

*	Director

Scott E. Benjamin

*	Director

Linda W. Bynoe

*	Director

Keith F. Hartstein

*	Director

Michael S. Hyland

*	Director and President, Principal Executive Officer

Stuart S. Parker

*	Director

Richard A. Redeker

*	Director

Stephen Stoneburn

*	Director

Grace C. Torres

*	Treasurer, Principal Financial and Accounting Officer

M. Sadiq Peshimam

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	February 10, 2016

Jonathan D. Shain

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the US Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding	/s/ Stuart S. Parker
Ellen S. Alberding	Stuart S. Parker

/s/ Kevin J. Bannon	/s/ M. Sadiq Peshimam
Kevin J. Bannon	M. Sadiq Peshimam

/s/ Scott E. Benjamin	/s/ Richard A. Redeker
Scott E. Benjamin	Richard A. Redeker

/s/ Linda W. Bynoe	/s/ Stephen Stoneburn
Linda W. Bynoe	Stephen Stoneburn

/s/ Keith F. Hartstein	/s/ Grace C. Torres
Keith F. Hartstein	Grace C. Torres

/s/ Michael S. Hyland
Michael S. Hyland

Dated: September 16, 2015

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase